Note 11 - Stock Option Plans and Stock-based Compensation - Shares Outstanding Under Option Plan (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options outstanding (in shares)	192,898	192,898	65,471	112,932
Weighted average remaining contractual life (Year)	6 years 3 months 7 days	6 years 9 months 3 days
Shares exercisable (in shares)	112,744	95,803
Weighted average exercise price (in dollars per share)	$ 11.51	$ 8.46
Range 1 [Member]
Options outstanding (in shares)		48,724
Weighted average remaining contractual life (Year)		10 months 6 days
Shares exercisable (in shares)		48,724
Weighted average exercise price (in dollars per share)		$ 11.89
Range 2 [Member]
Options outstanding (in shares)		16,747
Weighted average remaining contractual life (Year)		2 years 11 months 4 days
Shares exercisable (in shares)		16,747
Weighted average exercise price (in dollars per share)		$ 31.33
Range 3 [Member]
Options outstanding (in shares)		81,227
Weighted average remaining contractual life (Year)		9 years 3 months 21 days
Shares exercisable (in shares)		17,832
Weighted average exercise price (in dollars per share)		$ 4.38
Range 4 [Member]
Options outstanding (in shares)		46,200
Weighted average remaining contractual life (Year)		9 years 10 months 20 days
Shares exercisable (in shares)		12,500
Weighted average exercise price (in dollars per share)		$ 3.72